Balances and Transactions in Foreign Currencies - Summary of Transactions in Foreign Currencies (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues	$ 5,488	$ 7,228	$ 1,909
Other Operating Revenues	6,594	139	1,679
Purchases of Raw Materials	18,479	21,523	16,407
Interest Expense	2,580	2,743	2,986
Consulting Fees	753	774	302
Asset Acquisitions	3,393	2,166	276
Other	4,482	2,677	4,072
U.S. dollars [member]
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues	5,487	7,228	1,909
Other Operating Revenues	5,612	130	1,677
Purchases of Raw Materials	17,941	21,460	16,320
Interest Expense	2,183	2,309	2,534
Consulting Fees	718	752	267
Asset Acquisitions	3,388	2,166	272
Other	4,348	2,676	4,052
Euro [member]
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Other Operating Revenues			2
Purchases of Raw Materials	538	63	87
Interest Expense	397	434	452
Consulting Fees	33	20	23
Asset Acquisitions	5		4
Other	2	1	20
Other currencies [member]
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues	1
Other Operating Revenues	982	9
Consulting Fees	2	$ 2	$ 12
Other	$ 132